RISK MANAGEMENT - Interest Rate Benchmark Reform (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Loans	$ 237,728,544	$ 254,444,099
Derivative financial assets	6,252,270	4,961,237
TOTAL ASSETS	342,928,809	352,814,733
Liabilities
Term deposits	98,686,516	87,138,067
TOTAL LIABILITIES	303,879,080	312,817,182
USD LIBOR
Assets
Loans	66,351	12,448,204
Bonds		693,302
Derivative financial assets		(1,784,991)
TOTAL ASSETS	66,351	11,356,515
Liabilities
Loans	323	2,209,628
Term deposits	6,750	11,458
TOTAL LIABILITIES	$ 7,073	$ 2,221,086